S000010789 [Member] Expense Example - Columbia Convertible Securities Fund	Feb. 28, 2025 USD ($)
Columbia Convertible Securities Fund Institutional 2 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	267
Expense Example, with Redemption, 5 Years	470
Expense Example, with Redemption, 10 Years	1,054
Columbia Convertible Securities Fund Institutional 3 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	253
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	996
Columbia Convertible Securities Fund Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	280
Expense Example, with Redemption, 5 Years	492
Expense Example, with Redemption, 10 Years	1,101
Columbia Convertible Securities Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	679
Expense Example, with Redemption, 3 Years	913
Expense Example, with Redemption, 5 Years	1,165
Expense Example, with Redemption, 10 Years	1,886
Columbia Convertible Securities Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	286
Expense Example, with Redemption, 3 Years	590
Expense Example, with Redemption, 5 Years	1,020
Expense Example, with Redemption, 10 Years	2,021
Columbia Convertible Securities Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	280
Expense Example, with Redemption, 5 Years	492
Expense Example, with Redemption, 10 Years	$ 1,101